Note 8 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Quarterly Financial Information [Text Block]
8.
   SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended
March
31,
2017
and
2016:

	Quarter Ended
	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2017
Net sales	$22,393,764	$18,317,506	$15,988,745	$21,056,040
Gross profit (loss)	(1,252,988)	(45,711)	571,571	535,506
Net earnings (loss)	(1,461,219)	(603,882)	(236,625)	(376,958)
Basic	(.21)	(.09)	(.03)	(.06)
Diluted	(.21)	(.09)	(.03)	(.06)

	Quarter Ended
	June 30, 2015	September 30, 2015	December 31, 2015	March 31, 2016
Net sales	$23,968,569	$23,165,705	$18,548,247	$15,948,861
Gross profit	2,141,893	907,703	1,467,289	176,759
Net earnings (loss)	525,949	(193,294)	485,120	(523,775)
Basic	.08	(.03)	.07	(.08)
Diluted	.08	(.03)	.07	(.08)